INVESTMENT PROPERTIES (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
Investment properties	$ 34,387	$ 35,542
Investment property
INVESTMENT PROPERTIES
Lessor, Existence of option to extend	false	false
Investment properties	$ 34,387	$ 35,542
Investment property | At fair value
INVESTMENT PROPERTIES
Investment properties	$ 37,090	$ 36,200
Investment property | Minimum
INVESTMENT PROPERTIES
Lessor, operating lease term	1 year	1 year
Investment property | Maximum
INVESTMENT PROPERTIES
Lessor, operating lease term	12 years	12 years